UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09473

Nuveen Insured New York Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured New York Dividend Advantage Municipal Fund (NKO)
	June 30, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.7% (1.8% of Total Investments)
$ 1,575	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	$ 1,495,242
	5.250%, 6/01/25
1,000	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	BBB	959,420
	5.750%, 6/01/33
735	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	701,014
	Series 2002, 5.375%, 5/15/33
3,310	Total Consumer Staples			3,155,676
	Education and Civic Organizations – 22.4% (14.9% of Total Investments)
395	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	A	386,041
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
4,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	A	4,146,520
	Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
1,280	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	7/10 at 100.00	A	1,283,955
	Series 1998, 5.000%, 7/01/21 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	Aa2	1,110,640
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
140	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	141,791
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
920	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	Aa2	946,892
	Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured
240	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	A	242,117
	5.000%, 7/01/37 – FGIC Insured
3,250	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	No Opt. Call	AA–	3,924,960
	1998A, 6.000%, 7/01/18 – NPFG Insured
330	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA–	345,058
	5.000%, 7/01/32 – AMBAC Insured
510	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	No Opt. Call	AA+	555,048
	University, Tender Option Bond Trust 3127, 12.931%, 1/01/14 – AMBAC Insured (IF)
300	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds,	1/19 at 100.00	AAA	334,083
	Queens Baseball Stadium Project, Series 2009, 6.125%, 1/01/29 – AGC Insured
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
1,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BB+	890,510
1,060	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	923,037
885	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AAA	1,026,857
	Pilot, Series 2009A, 7.000%, 3/01/49 – AGC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
395	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	392,958
2,210	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	A	2,187,767
1,920	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	1,691,405
1,560	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	7/14 at 100.00	AA	1,607,798
	Natural History, Series 2004A, 5.000%, 7/01/36 – NPFG Insured
4,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of Modern Art,	7/12 at 100.00	Aa2	4,114,280
	Series 2001D, 5.125%, 7/01/31 – AMBAC Insured
350	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A	356,787
	Series 2010A, 5.125%, 9/01/40
25,745	Total Education and Civic Organizations			26,608,504
	Health Care – 23.7% (15.8% of Total Investments)
1,940	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	8/10 at 100.00	N/R	1,899,900
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
1,400	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	8/12 at 100.00	N/R	1,435,322
	Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 – AMBAC Insured
785	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AAA	819,359
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured
425	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	A	429,662
	Hospital, Series 2004, 5.000%, 8/01/33 – FGIC Insured
9,800	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York	8/10 at 100.50	N/R	9,906,232
	Hospital Medical Center of Queens, Series 1999, 5.600%, 2/15/39 – AMBAC Insured
1,500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	A	1,550,610
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
2,050	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services	7/10 at 100.50	A	2,061,521
	of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/22 –
	NPFG Insured
170	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/10 at 100.50	A	170,955
	Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 – NPFG Insured
585	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series	7/17 at 100.00	AAA	624,125
	2007B, 5.250%, 7/01/27 – AGC Insured
1,725	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AA	1,833,054
	Center, Series 2003-1, 5.000%, 7/01/21 – NPFG Insured
905	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	991,409
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
600	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	611,196
	Hospital, Series 2003B, 5.500%, 7/01/23
700	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AAA	711,690
	Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured
690	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,	2/12 at 100.00	AAA	720,526
	Series 2002A, 5.500%, 2/15/17 – AGM Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,500	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	1,587,495
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	1,055,060
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital,
	Series 2002C:
725	6.000%, 11/01/22	11/12 at 100.00	BBB+	742,342
1,045	5.875%, 11/01/32	11/12 at 100.00	BBB+	1,052,252
27,545	Total Health Care			28,202,710
	Housing/Multifamily – 4.5% (3.0% of Total Investments)
180	New York City Housing development Corporation, New York, Multifamily Housing Revenue Bonds,	1/17 at 100.00	AAA	174,211
	Seaview Towers, Series 2006A, 4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2002A:
2,725	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	2,761,597
1,375	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	1,386,344
1,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%,	11/17 at 100.00	Aa2	1,005,960
	11/01/37 (Alternative Minimum Tax)
5,280	Total Housing/Multifamily			5,328,112
	Long-Term Care – 4.0% (2.6% of Total Investments)
1,500	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	8/11 at 105.00	A	1,596,885
	Norwegian Christian Home and Health Center, Series 2001, 6.100%, 8/01/41 – NPFG Insured
525	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	A–	531,395
	Westchester Project, Series 2006, 5.200%, 2/15/41
	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Willow Towers
	Inc., Series 2002:
1,000	5.250%, 2/01/22	8/12 at 101.00	AAA	1,056,610
1,500	5.400%, 2/01/34	8/12 at 101.00	AAA	1,559,235
4,525	Total Long-Term Care			4,744,125
	Tax Obligation/General – 10.6% (7.1% of Total Investments)
	Buffalo, New York, General Obligation Bonds, Series 2002B:
1,490	5.375%, 11/15/18 – NPFG Insured	11/12 at 100.00	A1	1,601,214
2,375	5.375%, 11/15/20 – NPFG Insured	11/12 at 100.00	A1	2,565,309
1,240	Canandaigua City School District, Ontario County, New York, General Obligation Refunding	4/12 at 101.00	Aa3	1,340,242
	Bonds, Series 2002A, 5.375%, 4/01/17 – AGM Insured
200	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	213,846
3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2001H, 5.250%, 3/15/16 –	3/11 at 101.00	AA	3,136,590
	FGIC Insured
80	New York City, New York, General Obligation Bonds, Fiscal Series 2002C, 5.125%, 3/15/25 –	3/12 at 100.00	AAA	83,690
	AGM Insured
525	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 –	8/15 at 100.00	AAA	590,326
	AGM Insured
	New York City, New York, General Obligation Bonds, Series 2004E:
1,700	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AAA	1,886,184
1,100	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AAA	1,191,762
11,710	Total Tax Obligation/General			12,609,163
	Tax Obligation/Limited – 39.8% (26.6% of Total Investments)
210	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	7/10 at 100.00	N/R	210,590
	Vanderheyden Hall Inc., Issue 2, Series 1998F, 5.250%, 7/01/18 – AMBAC Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	A+	3,169,290
	Program, Series 2002D, 5.250%, 10/01/23 – NPFG Insured
160	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	172,299
	2005F, 5.000%, 3/15/21 – AGM Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District Project, Series 2008A:
590	5.750%, 5/01/27 – AGM Insured (UB)	5/18 at 100.00	AAA	655,478
190	5.750%, 5/01/28 – AGM Insured (UB)	5/18 at 100.00	AAA	210,416
400	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/12 at 100.00	AAA	428,300
	City School District, Series 2003, 5.750%, 5/01/20 – AGM Insured
2,485	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 100.00	AAA	2,722,491
	City School District, Series 2007A, 5.750%, 5/01/28 – AGM Insured (UB)
4,760	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	4,667,228
	2/15/47 – FGIC Insured
2,290	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	2,412,836
	5.250%, 11/15/25 – AGM Insured
4,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	4,183,200
	Series 2002A, 5.000%, 7/01/25 – FGIC Insured
1,000	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series	11/13 at 100.00	AAA	1,090,910
	2003A, 5.000%, 11/15/18 – AMBAC Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
3,400	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	3,664,792
1,040	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	1,118,738
300	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	318,363
2,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	2,617,675
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
5	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/11 at 101.00	AAA	5,344
	Series 2002B, 5.250%, 5/01/16 – NPFG Insured
500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	551,630
	Series 2004C, 5.000%, 2/01/19 – SYNCORA GTY Insured
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option
	Bonds Trust 3095:
165	13.050%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AA+	189,684
140	13.036%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	153,142
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
2,625	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	3,118,763
500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	541,340
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
1,900	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	2,033,437
1,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	1,058,080
750	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	813,435
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
8,600	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities,	No Opt. Call	AAA	10,142,066
	Series 1995, 5.700%, 4/01/20 – AGM Insured (UB)
295	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AAA	298,814
	2010C, 5.125%, 8/01/42 – AGM Insured
1,225	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	BBB–	879,440
	Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)
44,030	Total Tax Obligation/Limited			47,427,781
	Transportation – 14.5% (9.7% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
2,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	A	2,073,560
4,000	5.000%, 11/15/25 – FGIC Insured	11/12 at 100.00	A	4,105,120
315	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%,	1/18 at 100.00	A+	334,615
	1/01/25 – FGIC Insured
865	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/20 –	1/15 at 100.00	A+	926,060
	AMBAC Insured
350	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	362,037
	AGM Insured (UB)
85	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	10/10 at 100.50	A	85,156
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty	5/18 at 100.00	Aa2	2,034,880
	Second Series 2007, 5.000%, 11/01/28 (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
500	5.000%, 12/01/19 – AGM Insured	6/15 at 101.00	AAA	551,585
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,063,980
345	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	363,571
390	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AAA	483,834
	Eighth Series 2008, Trust 2920, 17.380%, 8/15/32 – AGM Insured (IF)
4,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	8/10 at 100.00	Aa2	4,013,640
	Twenty-Fourth Series 2001, 5.000%, 8/01/11 – FGIC Insured (Alternative Minimum Tax)
780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	Aa3	919,027
	Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – NPFG Insured
16,630	Total Transportation			17,317,065
	U.S. Guaranteed – 11.9% (8.0% of Total Investments) (4)
120	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	141,325
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
4,995	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/11 at 101.00	AAA	5,370,025
	Series 2002B, 5.250%, 5/01/16 (Pre-refunded 11/01/11) – NPFG Insured
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	1,100,390
	Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured
3,170	New York City, New York, General Obligation Bonds, Fiscal Series 2002C, 5.125%, 3/15/25	3/12 at 100.00	AAA	3,425,597
	(Pre-refunded 3/15/12) – AGM Insured
240	New York State Housing Finance Agency, Construction Fund Bonds, State University, Series	No Opt. Call	AAA	249,506
	1986A, 8.000%, 5/01/11 (ETM)
2,575	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	2,635,023
	5.500%, 10/01/40
1,205	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2002-1, 5.500%, 7/15/24	7/12 at 100.00	AAA	1,300,255
	(Pre-refunded 7/15/12)
13,305	Total U.S. Guaranteed			14,222,121
	Utilities – 12.7% (8.5% of Total Investments)
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	5,059,150
	5.000%, 9/01/27 – AGM Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,700	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	1,813,866
1,300	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	1,365,780
1,500	5.000%, 12/01/26 – AGC Insured	6/16 at 100.00	AAA	1,606,065
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	255,773
	5.000%, 12/01/35 – CIFG Insured
5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Refunding	11/10 at 100.00	A–	5,013,300
	Bonds, Niagara Mohawk Power Corporation, Series 1998A, 5.150%, 11/01/25 – AMBAC Insured
14,750	Total Utilities			15,113,934
	Water and Sewer – 3.0% (2.0% of Total Investments)
1,140	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/16 at 100.00	AAA	1,190,057
	Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)
2,295	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AA+	2,406,950
	6/01/28 – NPFG Insured
3,435	Total Water and Sewer			3,597,007
$ 170,265	Total Investments (cost $171,907,600) – 149.8%			178,326,198
	Floating Rate Obligations – (9.8)%			(11,620,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (42.0)% (5)			(50,000,000)
	Other Assets Less Liabilities – 2.0%			2,348,060
	Net Assets Applicable to Common Shares – 100%			$ 119,054,258

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$178,326,198	$ —	$178,326,198

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2010, the cost of investments was $161,105,382.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2010, were as follows:

Gross unrealized:
Appreciation	$ 7,374,441
Depreciation	(1,757,770)
Net unrealized appreciation (depreciation) of investments	$ 5,616,671

The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guarenteeing the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s") or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.0%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Insured New York Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         August 27, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         August 27, 2010